Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended		17 Months Ended	18 Months Ended		20 Months Ended	21 Months Ended		23 Months Ended	24 Months Ended		26 Months Ended	27 Months Ended		29 Months Ended	30 Months Ended		32 Months Ended	33 Months Ended		35 Months Ended	36 Months Ended		38 Months Ended	39 Months Ended		41 Months Ended	42 Months Ended		44 Months Ended	45 Months Ended		47 Months Ended	48 Months Ended		50 Months Ended	51 Months Ended		53 Months Ended	54 Months Ended		56 Months Ended	57 Months Ended		59 Months Ended	60 Months Ended		62 Months Ended	63 Months Ended		65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 28, 2021	Feb. 22, 2021	Jul. 06, 2017	May 31, 2016	Aug. 31, 2017	May 31, 2021	Aug. 31, 2016	Nov. 30, 2017	Aug. 31, 2021	Nov. 30, 2016	Feb. 28, 2018	Nov. 30, 2021	Feb. 28, 2017	May 31, 2018	Feb. 28, 2022	May 31, 2017	Aug. 31, 2018	May 31, 2022	Aug. 31, 2017	Nov. 30, 2018	Aug. 31, 2022	Nov. 30, 2017	Feb. 28, 2019	Nov. 30, 2022	Feb. 28, 2018	May 31, 2019	Feb. 28, 2023	May 31, 2018	Aug. 31, 2019	May 31, 2023	Aug. 31, 2018	Nov. 30, 2019	Aug. 31, 2023	Nov. 30, 2018	Feb. 29, 2020	Nov. 30, 2023	Feb. 28, 2019	May 31, 2020	Feb. 29, 2024	May 31, 2019	Aug. 31, 2020	May 31, 2024	Aug. 31, 2019	Nov. 30, 2020	Aug. 31, 2024	Nov. 30, 2019	Feb. 28, 2021	Nov. 30, 2024	Feb. 29, 2020	May 31, 2021	Feb. 28, 2025	May 31, 2020	Aug. 31, 2021	May 31, 2025	Aug. 31, 2020	Nov. 30, 2021	Aug. 31, 2025	Nov. 30, 2020	Feb. 28, 2022	Nov. 30, 2025	Feb. 28, 2021	May 31, 2022	Feb. 28, 2026	May 31, 2021	Aug. 31, 2022	May 31, 2026	Aug. 31, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 29, 2024	Feb. 28, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Nov. 30, 2024	Nov. 30, 2023	Feb. 28, 2025	Feb. 29, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2025	Aug. 31, 2024	Nov. 30, 2025	Nov. 30, 2024	Feb. 28, 2026	Feb. 28, 2025	May 31, 2026	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000119983
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,049			$ 10,082			$ 10,118			$ 10,177			$ 10,219			$ 10,263			$ 10,290			$ 10,348			$ 10,416			$ 10,463			$ 10,563			$ 10,686			$ 10,781			$ 10,826			$ 10,929			$ 10,922			$ 11,099			$ 11,157			$ 11,200			$ 11,222			$ 11,220		$ 11,217		$ 11,149		$ 11,064		$ 11,067		$ 11,047		$ 11,237		$ 11,367		$ 11,555		$ 11,733		$ 11,972		$ 12,154		$ 12,364		$ 12,542		$ 12,696		$ 12,848	$ 13,026	$ 13,174	$ 13,344	$ 13,461
C000193195
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 501,296			$ 503,453			$ 505,761			$ 507,612			$ 511,954			$ 514,303			$ 518,165			$ 525,245			$ 530,020			$ 532,331			$ 537,552			$ 537,370			$ 546,241			$ 549,285			$ 551,549			$ 552,827			$ 552,886			$ 551,832			$ 549,787			$ 545,781			$ 544,997			$ 545,250		$ 554,794		$ 561,370		$ 570,814		$ 579,788		$ 591,734		$ 600,884		$ 611,418		$ 619,199		$ 628,187		$ 635,921		$ 644,880		$ 652,401		$ 659,709		$ 665,669
C000225825
Account Value [Line Items]
Accumulated Value	$ 10,002	$ 10,000				$ 10,011			$ 10,038			$ 10,023			$ 9,991			$ 9,922			$ 9,913			$ 9,922			$ 10,100			$ 10,225			$ 10,402			$ 10,571			$ 10,772			$ 10,945			$ 11,164			$ 11,312			$ 11,481			$ 11,606			$ 11,798			$ 11,941			$ 12,081			$ 12,197
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				10,000			10,232			9,908			10,008			10,158			10,283			10,227			10,059			10,120			10,175			10,089			10,378			10,768			11,210			11,178			11,590			11,781			11,936			11,992			11,750			11,734			11,925		11,854		11,440		10,769		10,552		10,332		10,328		10,538		10,426		10,454		10,671		10,676		11,187		11,173		11,291		11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000		508,001			505,225			496,943			499,953			502,670			498,444			512,695			531,952			553,804			552,233			572,591			582,038			589,654			592,456			580,513			579,681			589,157			585,623			565,164			532,020			521,310			510,431		510,219		520,619		515,090		516,453		527,195		527,416		552,674		551,960		557,816		556,207		570,007		583,428		592,738		584,759
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,989	10,000				9,975			10,138			10,077			9,725			9,154			8,970			8,783			8,779			8,958			8,863			8,887			9,071			9,075			9,510			9,498			9,598			9,571			9,808			10,039			10,199			10,062
Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,023			$ 10,037			$ 10,063			$ 10,078			$ 10,110			$ 10,133			$ 10,160			$ 10,209			$ 10,265			$ 10,318			$ 10,394			$ 10,470			$ 10,548			$ 10,605			$ 10,671			$ 10,739			$ 10,754			$ 10,761			$ 10,768			$ 10,774			$ 10,776		$ 10,775		$ 10,758		$ 10,757		$ 10,758		$ 10,803		$ 10,914		$ 11,040		$ 11,185		$ 11,345		$ 11,494		$ 11,643		$ 11,822		$ 11,964		$ 12,104		$ 12,227	$ 12,371	$ 12,504	$ 12,624	$ 12,732
Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 501,061			$ 502,200			$ 503,530			$ 505,967			$ 508,753			$ 511,399			$ 515,166			$ 518,895			$ 522,775			$ 525,615			$ 528,899			$ 532,256			$ 533,014			$ 533,343			$ 533,681			$ 533,968			$ 534,097			$ 534,027			$ 533,178			$ 533,162			$ 533,171			$ 535,400		$ 540,927		$ 547,159		$ 554,341		$ 562,293		$ 569,670		$ 577,033		$ 585,914		$ 592,958		$ 599,889		$ 606,019		$ 613,116		$ 619,720		$ 625,651		$ 631,007
Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Accumulated Value	$ 9,999	$ 10,000				$ 10,005			$ 10,007			$ 10,006			$ 9,990			$ 9,990			$ 9,990			$ 10,032			$ 10,135			$ 10,252			$ 10,386			$ 10,535			$ 10,674			$ 10,812			$ 10,978			$ 11,110			$ 11,240			$ 11,355			$ 11,488			$ 11,611			$ 11,723			$ 11,823